RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions

1.    Balances with related parties:

	June 30, 2021	December 31, 2020
	Unaudited
Other accounts payable and accrued expenses	$16	$15

2.    Transactions with related parties:

	Six months ended June 30,
	2021	2020
	Unaudited
Amounts charged by related parties:
Cost of revenues	$23	$23
Operating expenses	55	55
	$78	$78